JPMorgan Insurance Trust Mid Cap Value Portfolio
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Banks — 7.4%
Citizens Financial Group, Inc.	141	4,278
Fifth Third Bancorp	183	4,880
First Citizens BancShares, Inc., Class A	4	4,272
Huntington Bancshares, Inc.	563	6,309
M&T Bank Corp.	56	6,626
Regions Financial Corp.	309	5,736
		32,101
Beverages — 1.5%
Constellation Brands, Inc., Class A	14	3,228
Keurig Dr Pepper, Inc.	90	3,174
		6,402
Building Products — 1.9%
Carlisle Cos., Inc.	16	3,642
Fortune Brands Innovations, Inc.	78	4,576
		8,218
Capital Markets — 5.8%
Ameriprise Financial, Inc.	27	8,254
Northern Trust Corp.	38	3,341
Raymond James Financial, Inc.	57	5,289
State Street Corp.	71	5,386
T. Rowe Price Group, Inc.	28	3,221
		25,491
Chemicals — 1.5%
Celanese Corp.	18	1,949
RPM International, Inc.	54	4,693
		6,642
Communications Equipment — 1.4%
Motorola Solutions, Inc.	21	5,897
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	15	5,414
Consumer Finance — 0.8%
Discover Financial Services	34	3,341
Consumer Staples Distribution & Retail — 1.6%
Kroger Co. (The)	68	3,360
US Foods Holding Corp. *	104	3,828
		7,188
Containers & Packaging — 2.8%
Ball Corp.	47	2,570
Packaging Corp. of America	33	4,572
Silgan Holdings, Inc.	93	5,019
		12,161

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 2.2%
Genuine Parts Co.	21	3,505
LKQ Corp.	108	6,135
		9,640
Diversified REITs — 0.7%
WP Carey, Inc.	42	3,259
Electric Utilities — 4.3%
Edison International	51	3,567
Entergy Corp.	61	6,602
Xcel Energy, Inc.	124	8,376
		18,545
Electrical Equipment — 3.5%
Acuity Brands, Inc.	23	4,217
AMETEK, Inc.	39	5,649
Hubbell, Inc.	21	5,229
		15,095
Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp., Class A	63	5,168
CDW Corp.	30	5,820
Jabil, Inc.	42	3,731
Teledyne Technologies, Inc. *	9	3,941
		18,660
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	34	4,022
Financial Services — 2.4%
FleetCor Technologies, Inc. *	19	4,032
MGIC Investment Corp.	220	2,948
Voya Financial, Inc.	46	3,269
		10,249
Food Products — 0.7%
Post Holdings, Inc. *	32	2,900
Gas Utilities — 0.7%
National Fuel Gas Co.	56	3,224
Health Care Equipment & Supplies — 1.8%
Globus Medical, Inc., Class A *	39	2,167
Zimmer Biomet Holdings, Inc.	44	5,716
		7,883
Health Care Providers & Services — 5.8%
AmerisourceBergen Corp.	48	7,592
Henry Schein, Inc. *	83	6,781
Laboratory Corp. of America Holdings	19	4,375
Quest Diagnostics, Inc.	26	3,636
Universal Health Services, Inc., Class B	21	2,718
		25,102

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.4%
Ventas, Inc.	39	1,701
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	99	1,641
Hotels, Restaurants & Leisure — 1.5%
Darden Restaurants, Inc.	23	3,490
Expedia Group, Inc. *	29	2,842
		6,332
Household Durables — 1.4%
Mohawk Industries, Inc. *	28	2,816
Newell Brands, Inc.	260	3,230
		6,046
Household Products — 0.5%
Energizer Holdings, Inc.	69	2,401
Industrial REITs — 0.5%
Rexford Industrial Realty, Inc.	35	2,083
Insurance — 6.0%
Arch Capital Group Ltd. *	81	5,523
Globe Life, Inc.	16	1,734
Hartford Financial Services Group, Inc. (The)	77	5,345
Loews Corp.	125	7,233
RenaissanceRe Holdings Ltd. (Bermuda)	14	2,757
WR Berkley Corp.	58	3,640
		26,232
Interactive Media & Services — 0.9%
IAC, Inc. *	77	3,961
IT Services — 0.9%
GoDaddy, Inc., Class A *	48	3,760
Machinery — 7.9%
Dover Corp.	24	3,618
IDEX Corp.	19	4,332
ITT, Inc.	62	5,353
Lincoln Electric Holdings, Inc.	31	5,333
Middleby Corp. (The) *	38	5,659
Snap-on, Inc.	25	6,113
Timken Co. (The)	47	3,830
		34,238
Media — 1.9%
Liberty Broadband Corp., Class C *	55	4,478
Liberty Media Corp.-Liberty SiriusXM, Class C *	135	3,781
		8,259
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	49	2,022

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 3.7%
CMS Energy Corp.	118	7,238
Sempra Energy	11	1,614
WEC Energy Group, Inc.	78	7,401
		16,253
Office REITs — 0.7%
Boston Properties, Inc.	37	1,983
JBG SMITH Properties	64	968
		2,951
Oil, Gas & Consumable Fuels — 2.6%
Coterra Energy, Inc.	136	3,336
Diamondback Energy, Inc.	19	2,564
Williams Cos., Inc. (The)	176	5,256
		11,156
Passenger Airlines — 0.4%
Southwest Airlines Co.	59	1,907
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc *	28	4,141
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	50	3,653
Residential REITs — 2.9%
American Homes 4 Rent, Class A	111	3,488
AvalonBay Communities, Inc.	19	3,267
Essex Property Trust, Inc.	9	1,807
Mid-America Apartment Communities, Inc.	15	2,253
Sun Communities, Inc.	14	1,944
		12,759
Retail REITs — 2.2%
Brixmor Property Group, Inc.	123	2,660
Federal Realty Investment Trust	20	1,954
Kimco Realty Corp.	160	3,122
Regency Centers Corp.	34	2,074
		9,810
Software — 0.1%
Gen Digital, Inc.	38	646
Specialized REITs — 1.9%
Rayonier, Inc.	126	4,173
Weyerhaeuser Co.	134	4,046
		8,219
Specialty Retail — 2.6%
AutoZone, Inc. *	2	5,944
Bath & Body Works, Inc.	77	2,832
Best Buy Co., Inc.	32	2,470
		11,246

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 2.9%
Carter's, Inc.	49	3,509
Ralph Lauren Corp.	37	4,310
Tapestry, Inc.	111	4,810
		12,629
Total Common Stocks (Cost $291,882)		425,480
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (a) (b) (Cost $8,544)	8,544	8,544
Total Investments — 99.6% (Cost $300,426)		434,024
Other Assets Less Liabilities — 0.4%		1,632
NET ASSETS — 100.0%		435,656

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Portfolio is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$434,024	$—	$—	$434,024

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (a) (b)	$10,078	$11,883	$13,417	$—	$—	$8,544	8,544	$74	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.